Annual Total Returns[BarChart] - PIMCO High Yield Municipal Bond Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.55%	14.96%	(5.29%)	12.48%	6.32%	2.25%	9.81%	2.24%	10.40%	6.21%